CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 136,310	$ 140,213	$ 93,101
Other comprehensive income (loss), net of tax:
Cumulative Translation Adjustment	2,946	(5,039)	0
Available-for-sale investments (Note 3):
Unrealized gain (loss) on available-for-sale marketable securities, net	5,193	(6,047)	(1,016)
Cash flow hedges (Note 16):
Unrealized gain (loss) from cash flow hedges	(532)	(2,421)	74
Less: reclassification adjustment for net gain (loss) included in net income	1,576	1,813	(442)
Other comprehensive income (loss)	9,183	(11,694)	(1,384)
Total comprehensive income	$ 145,493	$ 128,519	$ 91,717